Summary of Significant Accounting Policies (Details) - Schedule Of Property Plant And Equipment	Aug. 31, 2024
Others [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Construction in progress [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives		[1]
Minimum [Member] | Buildings [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Office equipment []Member[
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture and other equipment [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	50 years
Maximum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Office equipment []Member[
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture and other equipment [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	5 years

[1]	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.